Summary of Group's Operating Segment Results (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Segment Reporting Information [Line Items]
Unallocated expenses	$ (214,134)	¥ (1,387,118)	¥ (962,740)	¥ (514,727)
Group consolidated operating profit	1,801,778	11,671,554	12,803,764	11,191,720
Operating Segments | Search Services
Segment Reporting Information [Line Items]
Revenues	8,593,577	55,667,478	43,727,459	29,590,276
Group consolidated operating profit	4,340,646	28,117,837	20,547,793	14,178,852
Operating Segments | Transaction Services
Segment Reporting Information [Line Items]
Revenues	1,081,531	7,005,941	3,822,456	1,319,187
Group consolidated operating profit	(2,029,307)	(13,145,445)	(5,973,978)	(1,522,279)
Operating Segments | iQiyi
Segment Reporting Information [Line Items]
Revenues	817,525	5,295,760	2,873,552	1,345,042
Group consolidated operating profit	(367,939)	(2,383,438)	(1,110,299)	(743,013)
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	(245,060)	(1,587,450)	(1,371,149)	(310,581)
Group consolidated operating profit	72,512	469,718	302,988	(207,113)
Operating Segments after Inter-segment Eliminations
Segment Reporting Information [Line Items]
Group consolidated operating profit	$ 2,015,912	¥ 13,058,672	¥ 13,766,504	¥ 11,706,447